SHORT-TERM CONVERTIBLE NOTES & FAIR VALUE OF EMBEDDED DERIVATIVE (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended							128 Months Ended	137 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended					9 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	12 Months Ended									0 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended
	Mar. 14, 2013	Jul. 21, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2002	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Dec. 31, 2003	Oct. 31, 2012	Jul. 31, 2013	Mar. 10, 2013	Dec. 31, 2012	Dec. 26, 2012	Sep. 25, 2012	May 14, 2012	Oct. 31, 2012 Bridge Loan [Member]	Aug. 14, 2013 Minimum [Member] Subsequent Event [Member]	Aug. 14, 2013 Maximum [Member] Subsequent Event [Member]	May 09, 2011 May 2011 Note Financing [Member]	Oct. 31, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	Oct. 31, 2012 May 2011 Note Financing [Member] Exchange Agreements [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Jul. 31, 2013 October 2011 Note Financing [Member]	Oct. 31, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member] Investor [Member]	Jul. 31, 2013 October 2011 Note Financing [Member] Minimum [Member]	Jul. 31, 2013 October 2011 Note Financing [Member] Maximum [Member]	Oct. 31, 2012 October 2011 Note Financing [Member] Exchange Agreements [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Jul. 31, 2013 December 2011 Note Financing [Member]	Oct. 31, 2012 December 2011 Note Financing [Member]	Jan. 31, 2013 December 2011 Note Financing [Member]	Oct. 31, 2011 December 2011 Note Financing [Member]	Oct. 31, 2011 December 2011 Note Financing [Member] Rodman Renshaw, LLC [Member]	Oct. 31, 2012 December 2011 Note Financing [Member] Magna Group, LLC [Member]	Oct. 31, 2012 December 2011 Note Financing [Member] Minimum [Member] Rodman Renshaw, LLC [Member]	Oct. 31, 2012 December 2011 Note Financing [Member] Maximum [Member] Rodman Renshaw, LLC [Member]	Oct. 31, 2012 December 2011 Note Financing [Member] Exchange Agreements [Member]	May 14, 2012 May 2012 Note Financing [Member]	Jul. 31, 2013 May 2012 Note Financing [Member]	Jul. 31, 2013 May 2012 Note Financing [Member]	Oct. 31, 2012 May 2012 Note Financing [Member]	Oct. 31, 2011 May 2012 Note Financing [Member]	Aug. 08, 2013 May 2012 Note Financing [Member] Subsequent Event [Member]	Jul. 31, 2013 May 2012 Note Financing [Member] Subsequent Event [Member]	May 14, 2012 May 2012 Note Financing [Member] Rodman Renshaw, LLC [Member]	Jul. 31, 2013 May 2012 Note Financing [Member] Warrant Liability [Member]	Oct. 31, 2012 May 2012 Note Financing [Member] Exchange Agreements [Member]	Aug. 19, 2011 Senior Convertible Promissory Note [Member]	Jul. 31, 2011 Senior Convertible Promissory Note [Member]	Oct. 31, 2012 December To April Maturity Notes [Member]	Oct. 31, 2011 December To April Maturity Notes [Member]	Oct. 31, 2011 August To October Maturity Notes [Member]	Jul. 31, 2013 Junior Convertible Subordinated Convertible Notes [Member]	Jul. 31, 2013 Junior Convertible Subordinated Convertible Notes [Member]	Oct. 31, 2012 Junior Convertible Subordinated Convertible Notes [Member]	Oct. 31, 2011 Junior Convertible Subordinated Convertible Notes [Member]	Oct. 31, 2012 Junior Convertible Subordinated Convertible Notes [Member] Minimum [Member]	Oct. 31, 2012 Junior Convertible Subordinated Convertible Notes [Member] Maximum [Member]	May 08, 2012 Jmj Financial [Member]	Apr. 26, 2013 Jmj Financial [Member]	Dec. 28, 2012 Jmj Financial [Member]	Aug. 27, 2012 Jmj Financial [Member]	Dec. 31, 2011 Jmj Financial [Member]	Nov. 30, 2011 Jmj Financial [Member]	Jul. 31, 2013 Jmj Financial [Member]	Oct. 31, 2012 Jmj Financial [Member]	Oct. 31, 2011 Jmj Financial [Member]	Aug. 31, 2012 Jmj Financial [Member]	Jun. 27, 2013 Jmj Financial [Member] Private Placement [Member]	Apr. 26, 2013 Jmj Financial [Member] Private Placement [Member]	Sep. 30, 2013 Jmj Financial [Member] Subsequent Event [Member]	Oct. 31, 2012 Magna [Member]	Jul. 31, 2013 Magna [Member]	Oct. 31, 2012 Magna [Member]	Oct. 25, 2012 Magna [Member]	Oct. 31, 2011 Magna [Member]	Oct. 25, 2012 Magna [Member] Convertible Note [Member]	Jul. 31, 2013 Magna [Member] Minimum [Member]	Oct. 31, 2012 Magna [Member] Minimum [Member]	Jul. 31, 2013 Magna [Member] Maximum [Member]	Oct. 31, 2012 Magna [Member] Maximum [Member]	Oct. 25, 2012 Magna [Member] Exchange Agreements [Member] Convertible Note [Member]	Nov. 12, 2012 Asher [Member]	Sep. 11, 2012 Asher [Member]	Jul. 31, 2013 Asher [Member]	Oct. 31, 2012 Asher [Member]	Oct. 31, 2011 Asher [Member]	Oct. 19, 2012 Hanover Holdings Notes [Member]	Sep. 19, 2012 Hanover Holdings Notes [Member]	Jul. 31, 2013 Hanover Holdings Notes [Member]	Dec. 06, 2012 Hanover Holdings Notes [Member] Private Placement [Member]	Oct. 19, 2012 Hanover Holdings Notes [Member] Private Placement [Member]	Jul. 31, 2013 Hanover Holdings Notes [Member] Private Placement [Member]	Jul. 31, 2013 Hanover Holdings Notes [Member] Private Placement [Member]	Jul. 31, 2013 Second Asher Note [Member]	Jul. 31, 2013 Second Asher Note [Member]	Jul. 31, 2013 Second Asher Note [Member]	Jul. 31, 2013 Second Asher Note [Member] Minimum [Member]	Jul. 31, 2013 Second Asher Note [Member] Maximum [Member]	Sep. 27, 2012 Chris French [Member]	Jul. 31, 2013 Chris French [Member]	Oct. 31, 2012 Chris French [Member]	Oct. 31, 2011 Chris French [Member]	Jul. 31, 2013 Yvonne Paterson [Member]	Oct. 31, 2012 Yvonne Paterson [Member]	Sep. 27, 2012 Yvonne Paterson [Member]	Sep. 25, 2012 Yvonne Paterson [Member]	Oct. 31, 2011 Yvonne Paterson [Member]	Aug. 02, 2012 James Patton [Member]	Jul. 31, 2013 James Patton [Member]	Jul. 31, 2013 James Patton [Member]	Oct. 31, 2012 James Patton [Member]	Oct. 31, 2011 James Patton [Member]	Jul. 31, 2013 Third Magna Exchange Note [Member]	Jul. 31, 2013 Third Magna Exchange Note [Member]	Jul. 31, 2013 Third Asher Note [Member]	May 31, 2013 Third Asher Note [Member] Private Placement [Member]	Jul. 12, 2013 Fourth Asher Note [Member]	Jul. 31, 2013 Fourth Asher Note [Member]	Jul. 12, 2013 Fourth Asher Note [Member] Private Placement [Member]	Jun. 21, 2013 Redwood Management LLC [Member]	Jul. 31, 2013 Redwood Management LLC [Member]	Oct. 31, 2012 Redwood Management LLC [Member]	Sep. 27, 2013 Redwood Management LLC [Member] Subsequent Event [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Convertible Notes Payable, Current																									$ 7,100,000						$ 58,824		$ 2,300,000				$ 1,232,000		$ 131,928								$ 953,333							$ 400,000								$ 170,589	$ 170,589	$ 186,000						$ 100,000	$ 100,000					$ 570,802			$ 800,000			$ 58,824										$ 153,500	$ 103,500					$ 132,500		$ 100,000	$ 132,500			$ 153,500	$ 153,500	$ 153,500				$ 25,000	$ 25,000		$ 100,000					$ 66,667	$ 66,667	$ 66,667						$ 203,500	$ 103,500			$ 277,777
Debt Instrument Discount Percentage																									15.00%				15.00%								15.00%										25.00%																			10.00%	15.00%		10.00%							8.00%			10.00%														8.00%																									25.00%												10.00%
Debt Instrument, Payment Terms																									Each investor paid $0.85 for each $1.00 of principal amount of May 2011				Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the October 2011 offering								Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the December 2011 offering																																																																																	0.75 for each $1.00
Debt Instrument, Convertible, Conversion Price																		$ 3.75			$ 10.625	$ 18.75	$ 1.89	$ 2.20	$ 18.75	$ 18.75	$ 18.75		$ 18.75		$ 18.75			$ 3.16	$ 3.25		$ 18.75	$ 3.49	$ 18.75								$ 18.75	$ 3.16	$ 3.16			$ 3.16	$ 3.16												$ 18.75						$ 20.00																$ 3.21	$ 4.453	$ 4.14	$ 5.15				$ 6.50					$ 3.75	$ 3.75							$ 3.43	$ 3.90		$ 5.625			$ 5.625					$ 3.16	$ 3.16	$ 3.16			$ 3.25	$ 3.25						$ 6.25
Debt Conversion Convertible Instrument Remaining Borrowed Amount																																																																														195,000
Percentage Of Common Stock Issuable Upon Conversion																									50.00%				50.00%								50.00%	6.00%				4.00%					50.00%															6.00%	6.00%								95.00%										73.00%	6.00%	73.00%									65.00%	61.00%				65.00%			4.99%	4.99%																	50.00%
Proceeds From Conversion Of Convertible Debt, Current																																																																															300,000
Debt Instrument, Maturity Date		Dec. 31, 2012																							May 12, 2012												Jan. 09, 2013										May 18, 2013		May 18, 2012																				Apr. 26, 2014																																			Aug. 14, 2013						Oct. 26, 2015																Feb. 03, 2014			Apr. 16, 2014	Dec. 30, 2013
Investors Minimum Beneficially Ownership Percentage																									4.99%				4.99%								4.99%																																												4.99%		4.99%									4.99%	4.99%																4.99%						4.99%			4.99%								4.99%	4.99%			4.99%
Change In Fair Value Of Embedded Conversion Option and Warrants																									4,905,842				987,439								586,376
Debt Conversion, Converted Instrument, Amount											1,000,000	300,000	613,158	15,969								169,000				1,962,060	1,897,000			58,824								170,589	828,000										870,000			83,333	83,333									11,765	11,765		1,300,000							660,000	500,000	100,000	660,000	660,000			125,000			300,000	100,000											103,500					365,000																								111,111	111,111
Debt Conversion, Converted Instrument, Shares Issued	170,624																					9,013				104,643	101,177	300,800		18,224	65,466					10,400		48,888	44,133							20,000			275,240			26,371					6,149								69,221									24,744	37,807	28,800					20,176	80,992												16,439					97,333						44,161					4,527			18,107						21,092				34,241	34,241									125,000
Other Noncash Expense																										318,000				70,000	296,000					530,000		104,000	205,000				31,284			100,000	133,634		25,200						7,717	1,300,000												805,000													33,011	44,000	13,500												47,187		97,791													21,000	5,515		32,000	22,062						5,700	38,944		106,000	106,000	131,462			69,368			110,972
Other Noncash Income																																																65,294		178,913																								96,000	250,000	36,000																														63,980													8,400		3,277
Issuance of notes		250,000	76,491		76,491			158,824							158,824	76,491			100,000									3,200,000	400,000		1,200,000					1,000,000			158,824							215,000								2,844								158,824	158,824					32,000									26,000				740,599		740,599	400,076		122,876					617,723	153,500
Warrants To Purchase Of Common Stock					86,283																							28,800								96,800										10,400																																																																			9,054
Surrendering Of Warrants To Purchase Of Common Stock																												179,200								48,000										23,200
Long-term Debt, Gross		250,000															250,000			100,000									59,000		54,824																											88,824	1,886,851	479,000	318,000	63,000	63,000		756,000					115,000																																122,092	122,092
Original Issue Discount, net of accreted interest			0		0			4,541	1,300,345						4,541	0															984,733	2,705							26,896	26,896																									45,000																28,896		28,896																72,000
Minimum Percentage Of Warrant Received Coverage																																																																23.00%
Maximum Percentage Of Warrant Received Coverage																																																																75.00%
Increase In Interest In Consideration For Conversion																																																												25,208
Additional Warrants In Consideration For Conversion																																																												6,528	5,804
Fair Value Of Interest and Additional Warrants Issued																																															291,400													87,000	80,000
Repayments of Debt																						53,000																																							99,000				530,000
Fair Value Of Warrants Issued																																																						28,000										27,000																																													4,565					18,258							13,311
Long-term Debt									5,662,100																																																								711,701
Exchange Agreement Amount																																																																300,000
Exchange Agreement Amount Debt Issued Value																																																																352,941
Exchange Agreement Shares Issuable Upon Excercise Of Warrants																																																																18,823
Exchange Agreement Warrants Exercise Price																																															$ 18.75																	$ 18.75
Loss On Note Retirement																																																																247,000
Debt Instrument, Interest Rate, Stated Percentage		33.00%																																																																																6.00%										8.00%	8.00%							12.00%									12.00%							12.00%										8.00%	8.00%			5.00%
Accretion of Discount																										1,788,718	3,117,123												559,480																																																															10,055	122,092																		5,200
Debt Instrument, Fair Value Disclosure																																															454,680																							125,000	73,590			995,166							333,086		333,086																																				2,304	2,304					334,962		172,868				388,751
Interest and Debt Expense																																															291,400
Unrealized Gain On Note																																															266,332																																																																								94,000
Unrealized Loss On Note																																																																																																																								3,590
Warrant Liability																																																18,426	18,426	112,487
Debt Instrument, Convertible, Terms of Conversion Feature																																																																					The convertible promissory note is convertible at any time, in whole or in part, at JMJ Financials option into shares of the Companys common stock at the lesser of $8.75 or 70% of the average of the lowest two closing prices in the 20-day pricing period preceding a conversion.																																																														The Company agreed to reserve at least 2.5 times the number of shares of its common stock actually issuable upon full conversion of the Redwood Note, and not to take certain actions without Redwoods consent and granted Redwood the right, at its election, to participate in future financings subject to certain limited exceptions. So long as the Company is not in default, and provided it has given 20 days prior written notice, it may prepay the Redwood Note in full at any time at a premium of 110% of the amount owed (which multiple increases 4 months after the issuance date). In addition, if the Company completes a financing of $7,000,000 or more, Redwood has the right, at its election, to require the Company to repay the Redwood Note in full on the closing date of such financing on the same payment terms as noted in the preceding sentence. The Redwood Note includes customary event of default provisions, and provide for a default rate of 14%.
Common Stock, Capital Shares Reserved for Future Issuance																																																																				500,000	160,000
Percentage Of Funded Amount Granted To Participate In Public Offering																																																																					125.00%
Amount Of Public Offering Require To Pay Note																																																																					10,000,000
Convertible Debt																																																83,000	83,000
Proceeds From Convertible Debt					2,110,500	500,000		3,282,463	8,351,423						17,859,400	19,969,900									6,000,000				50,000				2,000,000				1,000,000										715,000							715,000															425,000	100,000	100,000							100,000	720,000													150,000	100,000					132,500		100,000	132,500													100,000				50,000								200,000	100,000			250,000
Stock Issued During Period, Value, New Issues							235,000		1,676,554	6,828,293	9,380,902																																																																					5,000,000
Number Of Shares Reserve For Issuance Up On Excise Of Warrants																																																																																																														2,263									1,778	1,778
Percentage Of Volume Arithmetic Average Price																																																																																												65.00%	61.00%																																	65.00%	65.00%
Percentage Of Volume Weighted Average Price																																																																																																																																		70.00%
Debt Instrument, Interest Rate Terms																																																																										18
Debt Instrument, Debt Default, Description of Notice of Default																																																																										150% of the outstanding principal amount of the note plus 100% of all interest, liquidated damages and other amounts owing under the note.
Interest Payable, Current								28,859	0						28,859																																											26,471																																																				633			2,532						3,355	3,355
Convertible Notes Payable			2,037,962		2,037,962			2,093,640	6,016,399						2,093,640	2,037,962										0	3,392,158			0	58,824	1,341,738						0	131,928		0							83,333	83,333	588,313	0																							995,166	73,590	570,802					333,086	0	333,086		0									507,830	150,687	0														0	25,950	0	0	103,804			0		0	0	78,909	0									388,751	0
Percentage Of Note Convertible Prior To Maturity																									85.00%				85.00%								85.00%
Placement Agent Fees Percentage																																												6.00%	7.00%									7.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																					26,629
Other Operating Income (Expense), Net																																																																22,000
Gains (Losses) On Extinguishment Of Debt			1,723	(932,421)	349,009	(2,173,491)		(2,187,787)	(461,595)						(992,942)	(643,933)						27,000
Stock Issued During Period Mutual Release Of Claims																																																																							32,615
Value Of Additional Convertible Notes To Be Issued																																																																																			$ 340,523